Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance Table

Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO named executive officers ($)(3)	Average compensation actually paid to non-PEO named executive officers ($)(4)	Value of initial fixed $100 investment based on Total shareholder return ($)(5)	Net loss ($)(6)
2024	409,408	387,861	288,472	271,930	$0.03	11,165,000
2023	606,603	423,659	446,458	351,185	$0.47	20,209,000
2022	714,714	408,123	394,469	353,204	$0.40	14,525,000

(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2024 and 2023” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2023 and 2022” and in our 2024 Definitive Proxy Statement filed with the SEC on May 17, 2024.
(2)	The amounts reported in this column represent CAP for Mr. Jaramillo for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Jaramillo during any applicable year. To determine CAP, the adjustments below were made to Mr. Jaramillo’s total compensation.

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2024	409,408	—	—	+	(21,547)	=	387,861
2023	606,603	—	168,891	+	(14,053)	=	423,659
2022	714,714	—	86,238	+	(220,353)	=	408,123

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year;

and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Jaramillo are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	(9,977)	0	(1,254)	(10,316)	0	(21,547)
2023	9,813	(9,665)	0	(4,270)	(9,931)	0	(14,053)
2022	9,190	(91,520)	0	(38,338)	(99,685)	0	(220,353)

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2024 and 2023” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2023 and 2022” and in our 2024 Definitive Proxy Statement filed with the SEC on May 17, 2024. The names of each of the other NEOs (excluding Mr. Jaramillo) included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake and Mr. George Montague for 2022, Mr. Ayotte, Ms. Blake, and Mr. Scott for 2023 and Mr. Ayotte and Mr. Scott for 2024. Since Ms. Blake and Mr. Montague and Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2022 and 2023, respectively, these non-PEO NEOs have been treated as each as full-time individuals for purposes of calculating the average summary compensation table total in that year.
(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Jaramillo) for each year to determine the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in that year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	288,472	—	—	+	(16,542)	=	271,930
2023	297,639	—	97,176	+	1,903	=	202,366
2022	262,979	—	11,217	+	(30,048)	=	221,714

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Jaramillo) are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	—	(6,517)	0	(3,255)	(6,770)	0	(16,542)
2023	6,481	(1,452)	0	(1,633)	(1,493)	0	1,903
2022	1,195	(12,483)	0	(5,242)	(13,518)	0	(30,048)

(5)	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]		Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2024 and 2023” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2023 and 2022” and in our 2024 Definitive Proxy Statement filed with the SEC on May 17, 2024.
PEO Total Compensation Amount	[1]	$ 409,408	$ 606,603	$ 714,714
PEO Actually Paid Compensation Amount	[2]	$ 387,861	423,659	408,123
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Award Adjustments ($)(b)	Equals	CAP for PEO ($)
2024	409,408	—	—	+	(21,547)	=	387,861
2023	606,603	—	168,891	+	(14,053)	=	423,659
2022	714,714	—	86,238	+	(220,353)	=	408,123

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year;

and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Jaramillo are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	(9,977)	0	(1,254)	(10,316)	0	(21,547)
2023	9,813	(9,665)	0	(4,270)	(9,931)	0	(14,053)
2022	9,190	(91,520)	0	(38,338)	(99,685)	0	(220,353)

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2024 and 2023” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2023 and 2022” and in our 2024 Definitive Proxy Statement filed with the SEC on May 17, 2024. The names of each of the other NEOs (excluding Mr. Jaramillo) included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake and Mr. George Montague for 2022, Mr. Ayotte, Ms. Blake, and Mr. Scott for 2023 and Mr. Ayotte and Mr. Scott for 2024. Since Ms. Blake and Mr. Montague and Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2022 and 2023, respectively, these non-PEO NEOs have been treated as each as full-time individuals for purposes of calculating the average summary compensation table total in that year.
(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Jaramillo) for each year to determine the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in that year.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 288,472	446,458	394,469
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 271,930	351,185	353,204
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)	Plus	Average Equity Award Adjustments ($)(a)	Equals	Average CAP for Non-PEO NEOs ($)
2024	288,472	—	—	+	(16,542)	=	271,930
2023	297,639	—	97,176	+	1,903	=	202,366
2022	262,979	—	11,217	+	(30,048)	=	221,714

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Jaramillo) are as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	—	(6,517)	0	(3,255)	(6,770)	0	(16,542)
2023	6,481	(1,452)	0	(1,633)	(1,493)	0	1,903
2022	1,195	(12,483)	0	(5,242)	(13,518)	0	(30,048)

(5)	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.

Total Shareholder Return Amount	[5]	$ 0.03	0.47	0.40
Net Income (Loss)	[6]	11,165,000	20,209,000	14,525,000
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		168,891	86,238
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(21,547)	(14,053)	(220,353)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	9,813	9,190
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,977)	(9,665)	(91,520)
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,254)	(4,270)	(38,338)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,316)	(9,931)	(99,685)
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (21,547)	$ (14,053)	$ (220,353)
PEO [Member] | Mr. Jaramillo [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Jaramillo	Mr. Jaramillo	Mr. Jaramillo
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 6,481	$ 1,195
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,517)	(1,452)	(12,483)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,255)	(1,633)	(5,242)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,770)	(1,493)	(13,518)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(16,542)	1,903	(30,048)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 97,176	$ 11,217

[1]	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Jaramillo for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2024 and 2023” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2023 and 2022” and in our 2024 Definitive Proxy Statement filed with the SEC on May 17, 2024.
[2]	The amounts reported in this column represent CAP for Mr. Jaramillo for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to Mr. Jaramillo during any applicable year. To determine CAP, the adjustments below were made to Mr. Jaramillo’s total compensation.
[3]	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Jaramillo) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2024 and 2023” and “Named Executive Officer Compensation Tables - Summary Compensation Table for 2023 and 2022” and in our 2024 Definitive Proxy Statement filed with the SEC on May 17, 2024. The names of each of the other NEOs (excluding Mr. Jaramillo) included for purposes of calculating the average amounts in each applicable year are Mr. Ayotte, Ms. Blake and Mr. George Montague for 2022, Mr. Ayotte, Ms. Blake, and Mr. Scott for 2023 and Mr. Ayotte and Mr. Scott for 2024. Since Ms. Blake and Mr. Montague and Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2022 and 2023, respectively, these non-PEO NEOs have been treated as each as full-time individuals for purposes of calculating the average summary compensation table total in that year.
[4]	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Jaramillo), as computed in accordance with Item 402(v) of Regulation S- K, for each corresponding year, which amounts reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Jaramillo) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Jaramillo) for each year to determine the CAP for such year. Since both Ms. Blake and Mr. Scott served as Chief Financial Officer for a portion of 2023, these two non-PEO NEOs have been treated as one full-time equivalent individual for purposes of calculating the average compensation actually paid to non-PEO NEOs in that year.
[5]	The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	The amounts reported in this column represent net income reflected in the Company’s audited financial statements for the applicable year.
[7]	Amounts reflect the grant date fair value of equity awards as reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted in the applicable year and vest in the same year, the fair value as of the vesting date;(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Jaramillo are as follows:
[9]	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Jaramillo) are as follows: